SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Remainder of 2024	$ 154,659
2024	211,980	$ 514,193
2025	207,944	460,980
2026	80,459	485,504
Total minimum lease payments	655,042	1,981,330
Less: imputed interest	(76,937)	(298,917)
Present value of future minimum lease payments	578,105	1,682,413
Current operating lease liabilities	222,243	391,547	$ 95,243
Non-current operating lease liabilities	$ 355,862	1,290,866	$ 115,290
2027		418,442
2028		$ 102,211